Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	August 2025
Payment Date	9/15/2025
Transaction Month	22
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,443,380,079.18	40,320		55.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$265,000,000.00	5.590%		December 15, 2024
Class A-2a Notes	$261,250,000.00	5.68%		September 15, 2026
Class A-2b Notes	$200,000,000.00	4.89270%	*	September 15, 2026
Class A-3 Notes	$461,250,000.00	5.53%		September 15, 2028
Class A-4 Notes	$62,500,000.00	5.49%		May 15, 2029
Class B Notes	$39,480,000.00	5.93%		August 15, 2029
Class C Notes	$26,300,000.00	6.37%		May 15, 2031
Total	$1,315,780,000.00
		* 30-day average SOFR + 0.55%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,796,323.62

Principal:
Principal Collections	$18,829,527.58
Prepayments in Full	$10,259,561.81
Liquidation Proceeds	$221,729.06
Recoveries	$100,435.68
Sub Total	$29,411,254.13
Collections	$32,207,577.75

Purchase Amounts:
Purchase Amounts Related to Principal	$90,528.06
Purchase Amounts Related to Interest	$483.38
Sub Total	$91,011.44

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$32,298,589.19

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	August 2025
Payment Date	9/15/2025
Transaction Month	22
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$32,298,589.19
Servicing Fee	$540,570.73	$540,570.73	$0.00	$0.00	$31,758,018.46
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$31,758,018.46
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$31,758,018.46
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$31,758,018.46
Interest - Class A-3 Notes	$2,016,264.27	$2,016,264.27	$0.00	$0.00	$29,741,754.19
Interest - Class A-4 Notes	$285,937.50	$285,937.50	$0.00	$0.00	$29,455,816.69
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$29,455,816.69
Interest - Class B Notes	$195,097.00	$195,097.00	$0.00	$0.00	$29,260,719.69
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$29,260,719.69
Interest - Class C Notes	$139,609.17	$139,609.17	$0.00	$0.00	$29,121,110.52
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$29,121,110.52
Regular Principal Payment	$26,716,373.56	$26,716,373.56	$0.00	$0.00	$2,404,736.96
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,404,736.96
Residual Released to Depositor	$0.00	$2,404,736.96	$0.00	$0.00	$0.00
Total		$32,298,589.19

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$26,716,373.56
Total					$26,716,373.56

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$26,716,373.56	$57.92	$2,016,264.27	$4.37	$28,732,637.83	$62.29
Class A-4 Notes	$0.00	$0.00	$285,937.50	$4.58	$285,937.50	$4.58
Class B Notes	$0.00	$0.00	$195,097.00	$4.94	$195,097.00	$4.94
Class C Notes	$0.00	$0.00	$139,609.17	$5.31	$139,609.17	$5.31
Total	$26,716,373.56	$20.30	$2,636,907.94	$2.00	$29,353,281.50	$22.30

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	August 2025
Payment Date	9/15/2025
Transaction Month	22

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$437,525,699.88	0.9485652	$410,809,326.32	0.8906435
Class A-4 Notes	$62,500,000.00	1.0000000	$62,500,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,300,000.00	1.0000000	$26,300,000.00	1.0000000
Total	$565,805,699.88	0.4300154	$539,089,326.32	0.4097108

Pool Information
Weighted Average APR	5.344%	5.379%
Weighted Average Remaining Term	40.01	39.33
Number of Receivables Outstanding	25,472	24,755
Pool Balance	$648,684,872.40	$618,879,242.74
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$598,562,265.58	$571,398,807.57
Pool Factor	0.4494207	0.4287708

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,289,470.37
Yield Supplement Overcollateralization Amount	$47,480,435.17
Targeted Overcollateralization Amount	$79,789,916.42
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$79,789,916.42

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,289,470.37
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,289,470.37
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,289,470.37

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	August 2025
Payment Date	9/15/2025
Transaction Month	22
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		62	$404,283.15
(Recoveries)		54	$100,435.68
Net Loss for Current Collection Period			$303,847.47
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5621%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.2357%
Second Prior Collection Period			0.3121%
Prior Collection Period			0.5516%
Current Collection Period			0.5753%
Four Month Average (Current and Prior Three Collection Periods)			0.4187%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,459	$7,545,805.17
(Cumulative Recoveries)			$766,190.39
Cumulative Net Loss for All Collection Periods			$6,779,614.78
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4697%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,171.90
Average Net Loss for Receivables that have experienced a Realized Loss			$4,646.75

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.19%	198	$7,335,509.32
61-90 Days Delinquent	0.12%	26	$771,815.32
91-120 Days Delinquent	0.04%	6	$228,217.33
Over 120 Days Delinquent	0.12%	17	$744,162.70
Total Delinquent Receivables	1.47%	247	$9,079,704.67

Repossession Inventory:
Repossessed in the Current Collection Period		18	$703,057.54
Total Repossessed Inventory		38	$1,521,662.35

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2365%
Prior Collection Period			0.2277%
Current Collection Period			0.1979%
Three Month Average			0.2207%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.60%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2818%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	August 2025
Payment Date	9/15/2025
Transaction Month	22

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	62	$2,150,141.16
2 Months Extended	111	$4,535,432.68
3+ Months Extended	15	$491,625.38

Total Receivables Extended	188	$7,177,199.22
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer